CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Total Assets	$ 208,344,880	$ 202,259,985
Current liabilities:
Total liabilities	149,340,844	135,701,573
Commitments and Contingencies
Stockholders' Deficit:
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	208,344,880	202,259,985
DiamondHead Holdings Corp.
Current assets:
Cash	36,682	252,601
Prepaid expenses	20,016	240,075
Total current assets	56,698	492,676
Investments held in Trust Account	349,152,086	345,020,717
Total Assets	349,208,784	345,513,393
Current liabilities:
Accounts payable	100,302	54,391
Accrued expenses	3,660,287	120,000
Income tax payable	481,430
Franchise tax payable		114,645
Notes payable - related party	204,110
Total current liabilities	4,446,129	289,036
Deferred underwriting commissions		12,075,000
Derivative warrant liabilities	1,531,000	8,794,330
Total liabilities	5,977,129	21,158,366
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued or outstanding
Accumulated deficit	(5,355,239)	(20,645,836)
Total stockholders' deficit	(5,354,376)	(20,644,973)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	349,208,784	345,513,393
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.10 and $10.00 per share redemption value at December 31, 2022 and December 31, 2021, respectively	348,586,031	345,000,000
DiamondHead Holdings Corp. | Class B common stock
Stockholders' Deficit:
Common stock	$ 863	$ 863